RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTIES

NOTE 9 - RELATED PARTIES:

Key Management Personnel Compensation and other related party transactions and balances:

The key management personnel, among others, include board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	June 30, 2026	June 30, 2025
Short-term salary and fees	974	290
Share based payments	4,973	7,797
Post-employment retirement benefits	46	39
Non-monetary benefits	20	17
	6,013	8,143

2. Balance with related parties:		June 30, 2026	June 30, 2025
Key management	Salary and related	(230)	(229)
Directors	Consultant services	(45)	(94)
Joint Ventures	Investment in subsidiary	117	114
Joint Ventures	Other receivables	15	15
		(143)	(194)